Related parties transactions - Key management compensation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) manager	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party [Abstract]
Number of key management personnel | manager	7
Cash and other compensation	$ 12.5	$ 10.3	$ 9.3
Post-employment benefits	0.9	0.8	0.8
Equity-based compensation	10.7	11.3	6.8
Total	$ 24.1	$ 22.4	$ 16.9